Exploration in non-operating areas	12 Months Ended
Dec. 31, 2025
Exploration in non-operating areas
Exploration in non-operating areas

26.Exploration in non-operating areas

This caption is made up as follows:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Services provided by third parties	11,878	12,069	6,640
Personnel expenses	3,536	3,110	2,982
Diverse expenses	2,156	540	-
Consumption of materials and supplies	1,816	1,359	698
Professional fees	1,525	815	386
Laboratory analysis and tests	1,106	1,347	376
Short-term and low-value lease	1,020	826	368
Land	796	1,091	982
Transport	281	242	244
Other	652	461	776
	24,766	21,860	13,452

See related accounting policies in Note 2.4(k).